As filed with the Securities and Exchange Commission on June 6, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS


[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Institutional Liquidity Series

Institutional Class Shares
Institutional Liquidity Fund
Prime Money Fund




Annual Report
March 31, 2005

--------------------------------------------------------------------------------





Contents


  THE FUNDS

  Chairman's Letter ........................................................1

  PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

  Institutional Liquidity Fund .............................................2

  Prime Money Fund .........................................................3

  Fund Expense Information..................................................6

  FINANCIAL STATEMENTS......................................................8

  FINANCIAL HIGHLIGHTS/PER SHARE DATA

  Institutional Liquidity Fund.............................................15

  Prime Money Fund.........................................................16

  Report of Independent Registered Public Accounting Firms.................18

  THE PORTFOLIOS
  SCHEDULE OF INVESTMENTS

  Institutional Liquidity Portfolio........................................20

  Prime Portfolio..........................................................23

  FINANCIAL STATEMENTS.....................................................27

  FINANCIAL HIGHLIGHTS

  Institutional Liquidity Portfolio........................................32

  Prime Portfolio..........................................................33

  Report of Independent Registered Public Accounting Firms.................35

  Directory................................................................37

  Trustees and Officers....................................................38

  Proxy Voting Policies and Procedures.....................................45

  Quarterly Portfolio Schedule.............................................45

  Board Approval of the Management and Sub-Advisory Agreements.............45

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             (C)2005 Lehman Brothers Asset Management LLC. All rights reserved.

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Chairman's Letter


Dear Fellow Shareholder,

I am pleased to present to you this annual report for the Lehman Brothers Institutional Liquidity Fund and the Lehman Brothers Prime Money Fund for the period ending March 31, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

This reporting period marks the first three months of operation since the Funds' inception in late December 2004. The period was characterized by continued increases in the key Fed Funds rate and growing concerns over inflation. The Funds performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that allows us to respond quickly to changes in interest rates without sacrificing yield.

We anticipate further and potentially sharper rate increases moving forward, and intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

We welcome you to the Lehman Brothers Institutional Liquidity Series, and appreciate and value our relationship with you.

Sincerely,

/s/ P. Sundman signature

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

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Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Lehman Brothers Institutional Liquidity Fund and the Lehman Brothers Prime Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average, their benchmark index, for their first full quarter of operation, from January 1, 2005 through March 31, 2005.

Bond rates began the period near historic lows, but toward the end of February began a climb that continued throughout March, in large part due to the Federal Reserve's new comments regarding inflation. The Fed raised the Fed Funds target lending rate by a moderate 25 basis points on March 22 to 2.75%, but voiced new concern that inflationary pressures would need to be contained by "appropriate monetary policy action," interpreted by some as more aggressive rate increases. The Fed has raised rates seven times since June 2004.

The major pressures on the economy continue to be rising oil prices and a weak dollar. Increased oil demand in the U.S. and China has diminished spare production capacity and contributed to a near doubling of oil prices in the past 18 months. A large part of the increase occurred in the last three months, as oil prices steadily climbed from $43 per barrel at year end to near $56 per barrel at the end of the first quarter.

The dollar rallied against the euro from its record low of $1.3556 at the end of last year, to end the first quarter at $1.2968, a 4.3% increase and the biggest quarterly gain in four years. However, the dollar remains weak compared to historical levels. The labor market has improved, and although wage growth has been muted, job gains appear to be strong and unemployment has declined (to 5.2% in March).

The combination of higher commodity prices, a weak dollar and stronger economic growth has begun to give rise to fears of inflation. In response, the Federal Reserve is essentially trying to perform a balancing act with interest rates, raising them high enough to keep inflation at bay without choking off U.S. economic growth. Uncertainty as to whether Fed action will take the form of a longer tightening cycle than originally anticipated or more aggressive rate increases has contributed to a very skittish and volatile bond market.

Moving forward, our expectation for higher interest rates requires that we take a cautious approach to duration. Currently, we expect the Fed to raise the Fed Funds rate in steady, 25 basis point steps until it reaches the 4% mark in the fourth quarter. We will be monitoring economic releases with an eye towards increases in job growth or wage inflation, which could prompt more aggressive action by the Fed. In addition, we are opportunistically adding to our position in variable rate notes, and anticipate reaching an optimal allocation of 30% to 40% within the next month or two. Finally, as the Fed's tightening cycle evolves, we will look to capitalize on pockets of volatility that present favorable break-even returns based on historical spread analysis. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Institutional Liquidity Fund

For the first full quarter of the fund's operation, ending on March 31, 2005, Lehman Brothers Institutional Liquidity Fund returned 0.57% compared to its benchmark index iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 0.52%. The Fund closed fiscal 2005 with a 2.67% 7-day current yield and a 2.71% 7-day effective yield; this more closely reflects current earnings than the 3-month figure.

INSTITUTIONAL LIQUIDITY PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        32.7%
                    8 - 30 Days                       31.6
                    31 - 90 Days                      24.4
                    91 - 180 Days                      7.8
                    181+ Days                          3.5

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Prime Money Fund

For the first full quarter of the fund's operation, ending on March 31, 2005, Lehman Brothers Prime Money Fund returned 0.58% compared to its benchmark index iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 0.52%. The Fund closed fiscal 2005 with a 2.66% 7-day current yield and a 2.69% 7-day effective yield; this more closely reflects current earnings than the 3-month figure.

PRIME PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        29.5%
                    8 - 30 Days                       30.3
                    31 - 90 Days                      30.5
                    91 - 180 Days                      7.2
                    181+ Days                          2.5


Sincerely,

/s/ John Donohue      /s/ Eric Hiatt

JOHN C. DONOHUE AND ERIC D. HIATT
PORTFOLIO CO-MANAGERS

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

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Endnotes

1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the Institutional Class of Lehman Brothers Institutional Liquidity Fund and Lehman Brothers Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.15% of average daily net assets. The undertakings last until March 31, 2008. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2005, if this reimbursement was not made, performance would be lower for each Fund.

    Management has voluntarily agreed to waive its investment management fee in the amount of 0.02% of each Fund's average net assets until March 31, 2006. As a result of this waiver, the investment management fee of each Fund will be limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would be lower for each Fund.

2 "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

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Glossary of Indices

The iMoneyNet Money Fund       Measures the performance of institutional money
Report Taxable First Tier      market mutual funds which invest in anything
Institutional Average:         allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

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Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each Fund's proportionate share of expenses of its corresponding Portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses:               The first section of the table provides
                               information about actual account values and actual expenses in dollars. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first section of the table under the heading entitled
                               "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The second section of the table provides
for Comparison Purposes:       information about hypothetical account values
                               and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Information As of 3/31/05 (Unaudited)

INSTITUTIONAL LIQUIDITY FUND

                          Beginning Account       Ending Account Expenses Paid During
                                Value                 Value          the Period*
-------------------------------------------------------------------------------------
Institutional Class            $1,000               $1,005.90           $0.38

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
Institutional Class            $1,000               $1,012.22           $0.38

PRIME MONEY FUND

                          Beginning Account       Ending Account Expenses Paid During
                                Value                 Value          the Period*
-------------------------------------------------------------------------------------
Institutional Class            $1,000               $1,006.20           $0.39

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
Institutional Class            $1,000               $1,012.62           $0.39

* For each Fund, expenses are equal to the expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 92/365 for Institutional Liquidity Fund (to reflect the period shown of December 30, 2004 to March 31, 2005) and 95/365 for Prime Money Fund (to reflect the period shown of December 27, 2004 to March 31, 2005). Each Fund's expense ratio includes its proportionate share of the expenses of its corresponding Portfolio.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

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Statements of Assets and Liabilities

Institutional Liquidity Series

(000's omitted except per share amounts)

                                                                   Institutional  Prime Money
                                                                  Liquidity Fund         Fund
Assets
Investment in corresponding Portfolio, at value (Note A)                $165,734     $575,620
Receivable from administrator-net (Note B)                                     7           --
Prepaid expenses and other assets                                             41           41
                                                                  ---------------------------
Total Assets                                                             165,782      575,661
                                                                  ---------------------------

Liabilities
Dividends payable                                                             22           --
Payable to administrator-net (Note B)                                         --           13
Accrued expenses and other payables                                           49           39
                                                                  ---------------------------
Total Liabilities                                                             71           52
                                                                  ---------------------------
Net Assets at value                                                     $165,711     $575,609
                                                                  ---------------------------

Net Assets consist of:
Paid-in capital                                                         $165,711     $575,608
Undistributed net investment income (loss)                                    (0)           0
Accumulated net realized gains (losses) on investment                         (0)           1
                                                                  ---------------------------
Net Assets at value                                                     $165,711     $575,609
                                                                  ---------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)        165,712      575,607
                                                                  ---------------------------
Net Asset Value, offering and redemption price per share                   $1.00        $1.00
                                                                  ---------------------------

See Notes to Financial Statements

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Statements of Operations

Institutional Liquidity Series

(000's omitted)

                                                                    INSTITUTIONAL              PRIME
                                                                   LIQUIDITY FUND         MONEY FUND
                                                                -----------------  -----------------
                                                                      Period from        Period from
                                                                December 30, 2004  December 27, 2004
                                                                 (Commencement of   (Commencement of
                                                                   Operations) to     Operations) to
                                                                   March 31, 2005     March 31, 2005
Investment Income
Investment income from corresponding Portfolio (Note A)                      $708             $3,188
Expenses from corresponding Portfolio (Notes A & B)                           (29)              (139)
                                                                -------------------------------------
Net investment income from corresponding Portfolio                            679              3,049
                                                                -------------------------------------

Expenses:
Administration fee (Note B)                                                    14                 62
Audit fees                                                                     12                  5
Legal fees                                                                     11                 12
Registration and filing fees                                                    3                  2
Shareholder reports                                                            17                 17
Shareholder servicing agent fees                                                5                  5
Trustees' fees and expenses                                                     7                  7
Miscellaneous                                                                   4                  6
                                                                -------------------------------------
Total expenses                                                                 73                116

Expenses reimbursed by administrator (Note B)                                 (61)               (69)
                                                                -------------------------------------
Total net expenses                                                             12                 47
                                                                -------------------------------------
Net investment income                                                        $667             $3,002
                                                                -------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Portfolio                    --                  1
                                                                -------------------------------------
Net increase (decrease) in net assets resulting from operations              $667             $3,003
                                                                -------------------------------------

See Notes to Financial Statements

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Statements of Changes in Net Assets

Institutional Liquidity Series

(000's omitted)

                                                                         INSTITUTIONAL              PRIME
                                                                        LIQUIDITY FUND         MONEY FUND
                                                                     -----------------  -----------------
                                                                           Period from        Period from
                                                                     December 30, 2004  December 27, 2004
                                                                      (Commencement of   (Commencement of
                                                                        Operations) to     Operations) to
                                                                        March 31, 2005     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                      $667             $3,002
Net realized gain (loss) on investments from corresponding Portfolio                --                  1
Net increase (decrease) in net assets resulting from operations                    667              3,003

Distributions to Shareholders From:
Net investment income                                                             (667)            (3,002)
Total distributions to shareholders                                               (667)            (3,002)

From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                                 --                100
Proceeds from shares sold                                                      278,354          2,621,821
Proceeds from reinvestment of dividends and distributions                          607              2,532
Payments for shares redeemed                                                  (113,250)        (2,048,845)
Net increase (decrease) from Fund share transactions                           165,711            575,608
Net Increase (Decrease) in Net Assets                                          165,711            575,609

Net Assets:
Beginning of period                                                                $--                $--
End of period                                                                  165,711            575,609
Undistributed net investment income (loss) at end of period                        $(0)                $0

See Notes to Financial Statements

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Notes to Financial Statements Institutional Liquidity Series

Note A--Summary of Significant Accounting Policies:

1 General: The Lehman Brothers Institutional Liquidity Fund ("Institutional Liquidity Fund") and the Lehman Brothers Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Lehman Brothers Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). Institutional
    Liquidity Fund had no operations until December 30, 2004 other than matters relating to its organization. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Funds each offer Institutional Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

    The Funds each seek to achieve their investment objective by investing all of their net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio," collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each Fund. Institutional Liquidity Fund invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (6.85% for Institutional Liquidity Fund and 45.06% for Prime Money, respectively, at March 31, 2005). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Income tax information: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the intention of each Fund to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

    As determined on March 31, 2005, permanent differences resulting from different book and tax accounting for partnership reallocations were reclassified at period end. These reclassifications had no effect on net income, net assets, or net assets per share of each Fund.

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    The tax character of distributions paid during the period ended March 31,
    2005 was as follows:

    Distributions Paid From:

                                 Ordinary   Long-Term   Tax Return
                                  Income   Capital Gain of Capital   Total
    Institutional Liquidity Fund  $666,521     $--         $--      $666,521
    Prime Money                  3,001,663      --          --     3,001,663

    As of March 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                             Undistributed Undistributed   Unrealized       Loss
                               Ordinary      Long-Term    Appreciation  Carryforwards
                                Income         Gain      (Depreciation) and Deferrals  Total
Institutional Liquidity Fund    $21,662         $--           $--            $--      $21,662
Prime Money                       1,580          --            --             --        1,580

    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of dividend payments.

    Under current tax law, certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the period ended March 31, 2005, the Funds elected to defer the following net capital losses arising between December 30, 2004 and March 31, 2005:

                        Institutional Liquidity Fund $62

4 Dividends and distributions to shareholders: The Funds earn income, net of expenses, daily on their investment in the corresponding Portfolio. It is the policy of the Funds to declare dividends from net investment income on each business day; such dividends are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

5 Organization expenses: Costs incurred by the Funds in connection with their organization, which amounted to $13,160 and $9,744 for Institutional Liquidity Fund and Prime Money, respectively, were paid by Management.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio, if any.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust

--------------------------------------------------------------------------------

    enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

    Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.05% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolio). For the period ended March 31, 2005, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses of $5,469 and $24,784 for Institutional Liquidity Fund and Prime Money, respectively.

    Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                              Reimbursement
                                                             from Management
                                   Expense                 for the Period Ended
                                Limitation/(1)/ Expiration    March 31, 2005
Institutional Liquidity Fund         0.15%       3/31/08         $60,865
Institutional Class
Prime Money Institutional Class      0.15%       3/31/08          68,720

(1) Expense limitation per annum of the Institutional Class' average daily net assets.

    The Institutional Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement.

    During the period ended March 31, 2005, there was no reimbursement to Management. At March 31, 2005, Institutional Liquidity Fund and Prime Money had a contingent liability to Management under the agreement of $60,865 and $68,720, respectively, which expires in 2008.

    Management and Lehman Brothers Asset Management Inc. ("LBAM"), a sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    The Funds also have a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

    The Board has adopted a distribution plan ("Plan") with respect to the Institutional Class of each Fund, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Institutional Class' average daily net assets to support distribution and shareholder servicing. The Institutional Class of each Fund does not currently charge such a fee but may do so upon approval of the Fund's Board of Trustees.

--------------------------------------------------------------------------------


    Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2005, the impact of this arrangement was a reduction of expenses of $312 and $4,840, for Institutional Liquidity Fund and Prime Money, respectively.

Note C--Investment Transactions:

    During the period ended March 31, 2005, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows*:

             (000's omitted)              Contributions Withdrawals
             Institutional Liquidity Fund    $278,394     $113,338
             Prime Money                    1,847,699    1,275,129

Note D--Fund Share Transactions:

    Share activity at $1.00 per share for the period ended March 31, 2005 was as follows*:

(000's omitted)                                       Shares Issued on
                                                      Reinvestment of
                                Initial      Shares    Dividends and     Shares
                             Capitalization   Sold     Distributions    Redeemed    Total
Institutional Liquidity Fund       --         278,354        607         (113,250) 165,711
Prime Money                       100       2,621,821      2,532       (2,048,845) 575,608

* Period from December 30, 2004 (Commencement of Operations) to March 31, 2005 for Institutional Liquidity Fund, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money.

--------------------------------------------------------------------------------

Financial Highlights

Institutional Liquidity Fund

The following table includes data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Institutional Class+

                                                                Period from
                                                             December 30, 2004^
                                                                to March 31,
                                                                    2005
 Net Asset Value, Beginning of Period                             $1.0000
 Income From Investment Operations:
 Net Investment Income (Loss)                                       .0059
 Net Gains or Losses on Securities                                     --
 Total From Investment Operations                                   .0059

 Less Distributions From:
 Net Investment Income                                             (.0059)
 Total Distributions                                               (.0059)
 Net Asset Value, End of Period                                   $1.0000
 Total Return++                                                     +0.59%**

 Ratios/Supplemental Data
 Net Assets, End of Period (in millions)                           $165.7
 Ratio of Gross Expenses to Average Net Assets#                       .15%*
 Ratio of Net Expenses to Average Net Assets++                        .15%*
 Ratio of Net Investment Income (Loss) to Average Net Assets         2.44%*

--------------------------------------------------------------------------------

Financial Highlights

Prime Money Fund

The following table includes data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Institutional Class+

                                                                Period from
                                                             December 27, 2004^
                                                                to March 31,
                                                                    2005
 Net Asset Value, Beginning of Period                             $1.0000
 Income From Investment Operations:
 Net Investment Income (Loss)                                       .0062
 Net Gains or Losses on Securities                                  .0000
 Total From Investment Operations                                   .0062

 Less Distributions From:
 Net Investment Income                                             (.0062)
 Total Distributions                                               (.0062)
 Net Asset Value, End of Period                                   $1.0000
 Total Return++                                                     +0.62%**

 Ratios/Supplemental Data
 Net Assets, End of Period (in millions)                           $575.6
 Ratio of Gross Expenses to Average Net Assets#                       .15%*
 Ratio of Net Expenses to Average Net Assets++                        .15%*
 Ratio of Net Investment Income (Loss) to Average Net Assets         2.41%*

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Series

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Performance data current to the most recent month-end are available at www.nb.com.

++ After reimbursement of expenses by the administrator and/or waiver of a portion of the investment management fee. Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                                   Period Ended
                                             March 31, 2005/(1)/
                Institutional Liquidity Fund        .39%

                                             Period Ended
                                       March 31, 2005/(2)/
                      Prime Money Fund        .23%

(1) Period from December 30, 2004 (commencement of operations) to March 31,
    2005.

(2) Period from December 27, 2004 (commencement of operations) to March 31,
    2005.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

--------------------------------------------------------------------------------

Report of Ernst & Young,
Independent Registered Public Accounting Firm

To the Board of Trustees of Lehman Brothers Institutional Liquidity Series and Shareholders of Lehman Brothers Institutional Liquidity Fund:

We have audited the accompanying statement of assets and liabilities of Lehman Brothers Institutional Liquidity Fund (one of the series constituting Lehman Brothers Institutional Liquidity Series) (the "Fund"), as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers Institutional Liquidity Fund of the Lehman Brothers Institutional Liquidity Series at March 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period from December 30, 2004 to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
May 6, 2005

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Lehman Brothers Institutional Liquidity Series and
Shareholders of Lehman Brothers Prime Money Fund
New York, New York

We have audited the accompanying statement of assets and liabilities of Lehman Brothers Prime Money Fund, a series of Lehman Brothers Institutional Liquidity Series, as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 27, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers Prime Money Fund as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 2, 2005

--------------------------------------------------------------------------------

Schedule of Investments Institutional Liquidity Portfolio


PRINCIPAL AMOUNT                                                                  RATING(S)       VALUE++
(000's omitted)                                                                  Moody's S&P  (000's omitted)

Certificates of Deposit (3.0%)
$25,000 BNP Paribas NY, Domestic CD, 2.16%, due 4/25/05                            P-1   A-1+      $25,000
 20,000 Credit Suisse First Boston, Yankee CD, 2.74%, due 5/2/05                   P-1   A-1        20,000
 11,000 First Tennessee Bank, Floating Rate CD, 2.81%, due 11/10/05                P-1   A-1        11,005
 15,000 Societe Generale, Euro CD, 3.20%, due 9/15/05                              P-1   A-1+       15,000
        Total Certificates of Deposit                                                               71,005

Commercial Paper (52.4%)
 45,000 Amstel Funding Corp., 2.68% & 2.94%, due 5/2/05 & 5/31/05                  P-1   A-1+       44,831
 67,951 Atlantic Asset Securitization Corp., 2.61% - 2.81%, due 4/5/05 - 4/26/05   P-1   A-1        67,877
 32,500 Banque Generale du Luxembourg, 2.84%, due 5/26/05                          P-1   A-1+       32,359
 28,000 Beta Finance Inc., 2.80% & 2.90%, due 5/12/05 & 6/13/05                    P-1   A-1+       27,873
 60,000 Blue Ridge Asset Funding, 2.78%, due 4/19/05                               P-1   A-1        59,917
 15,000 Calyon North America, 2.67%, due 5/9/05                                    P-1   A-1+       14,958
 65,000 Charta LLC, 2.99%, due 6/10/05 & 6/17/05                                   P-1   A-1        64,599
 74,000 Ciesco LLC, 2.64%, due 4/27/05                                             P-1   A-1+       73,859
 70,000 Citibank Credit Card Master Trust I, 2.80%, due 4/26/05                    P-1   A-1        69,864
 50,000 Depfa Bank AG, 3.17%, due 8/29/05                                          P-1   A-1+       49,340
 15,000 Dexia Delaware LLC, 2.67%, due 4/19/05                                     P-1   A-1+       14,980
 58,959 Edison Asset Securitization LLC, 2.83%, due 4/1/05                         P-1   A-1+       58,959
 50,000 Eiffel Funding LLC, 2.70% - 3.00%, due 4/13/05 - 6/28/05                   P-1   A-1        49,868
 65,212 Fairway Finance, 2.60% & 2.79%, due 4/6/05 & 4/26/05                       P-1   A-1        65,149
 50,000 HBOS Treasury Services, 2.90% & 3.00%, due 6/29/05 & 7/1/05                P-1   A-1+       49,631
 59,465 Ivory Funding Corp., 2.91% & 3.01%, due 6/10/05 & 6/30/05                  P-1   A-1        59,046
 25,000 Jupiter Securitization Corp., 2.81%, due 5/10/05                           P-1   A-1        24,924
 20,000 Kitty Hawk Funding Corp., 2.70%, due 5/10/05                               P-1   A-1+       19,942
 75,000 Nationwide Building Society, 2.75%, due 5/16/05                            P-1   A-1        74,742
 12,240 Park Avenue Receivables Corp., 2.79%, due 4/28/05                          P-1   A-1        12,214
 35,000 Park Granada LLC, 2.75%, due 4/11/05                                       P-1   A-1+       34,973
 13,000 Picaros Funding, 3.21%, due 11/22/05                                       P-1   A-1        12,728
 25,000 Preferred Receivables Funding, 2.78%, due 4/19/05                          P-1   A-1        24,965
 50,000 Sheffield Receivables, 2.78%, due 4/4/05                                   P-1   A-1+       49,988
 10,000 Sigma Finance, 2.56%, due 4/7/05                                           P-1   A-1+        9,996
 70,000 Tulip Funding Corp., 2.79%, due 4/22/05                                    P-1   A-1+       69,886
 70,000 UBS Finance (Delaware), Inc., 2.83%, due 4/1/05                            P-1   A-1+       70,000
 35,000 Westpac Capital Corp., 2.64% & 2.98%, due 4/28/05 & 6/22/05                P-1   A-1+       34,835
 15,000 Westpac Trust Securities Ltd., 2.41%, due 4/1/05                           P-1   A-1+       15,000
 10,000 White Pine Finance, 3.03%, due 8/2/05                                      P-1   A-1+        9,896
        Total Commercial Paper                                                                   1,267,199

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                RATING(S)       VALUE++
(000's omitted)                                                                Moody's S&P  (000's omitted)

Time Deposits (6.8%)
$50,000 Marshall & Ilsley Bank, Grand Cayman, 2.81%, due 4/1/05                  P-1   A-1      $50,000
 70,000 Royal Bank of Canada, 2.88%, due 4/1/05                                  P-1   A-1       70,000
 44,000 Wells Fargo Bank, Grand Cayman, 2.81%, due 4/1/05                        P-1   A-1       44,000
        Total Time Deposits                                                                     164,000

Corporate Debt Securities (34.4%)
 70,000 Bear Stearns, Floater Master Notes,
        2.65% & 2.82%, due 9/8/05 & 3/8/06                                       P-1   A-1       70,000
  3,000 Beta Finance, Inc., Floating Rate Notes, 2.69%, due 5/18/05              P-1   A-1+       3,000**
 10,000 Canadian Imperial Bank, Floating Rate Notes, 2.66%, due 4/4/06           P-1   A-1+       9,996
 23,570 Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                        P-1   A-1+      24,130
 61,000 Credit Suisse First Boston NY, Floating Rate Notes,
        2.53% & 2.73%, due 12/21/05 & 1/6/06                                     P-1   A-1       61,011
 75,000 Dorada Finance, Inc., Floating Rate Notes, 2.78%, due 3/14/06            P-1   A-1+      75,011**
 35,000 First Tennessee Bank, Floating Rate Notes, 2.81%, due 6/7/05             P-1   A-1       34,999
  5,000 General Electric Capital Corp., Floating Rate Notes, 2.95%, due 2/3/06   P-1   A-1+       5,009
 20,000 General Electric Co., Floating Rate Notes, 2.74%, due 10/24/05           P-1   A-1+      20,008
 16,081 Household Finance Corp., Notes, 6.50%, due 1/24/06                       P-1   A-1       16,498
  6,600 Household Finance Corp., Senior Notes, 8.88%, due 2/15/06                P-1   A-1        6,901
 42,000 HSBC Finance Corp., Floating Rate Notes,
        2.81% - 3.12%, due 6/16/05 - 4/24/06                                     P-1   A-1       42,005
 55,000 JP Morgan Master Note, 2.83%, due 11/28/05                               P-1   A-1       55,000
 75,000 K2 (USA) LLC, Guaranteed Floating Rate Notes,
        2.80% & 2.99%, due 2/15/06 & 3/15/06                                     P-1   A-1+      75,011**
 75,000 Links Finance LLC, Floating Rate Notes,
        2.84% & 2.89%, due 1/30/06 & 2/27/06                                     P-1   A-1+      75,016**
 13,755 Merrill Lynch & Co., Medium Term Notes, Ser. B, 6.15%, due 1/26/06       P-1   A-1       14,079
 75,000 Morgan Stanley, Floating Rate Notes, 2.71% & 2.84%, due 4/3/06           P-1   A-1       75,000
 15,000 Natexis Banque NY, Floating Rate Notes, 2.32%, due 11/23/05              P-1   A-1       15,000
 25,000 National City Bank of Indiana, Floating Rate Notes, 2.88%, due 9/15/05   P-1   A-1       24,993
 60,000 Sigma Finance, Floating Rate Notes,
        2.91% & 2.98%, due 12/5/05 & 2/16/06                                     P-1   A-1+      59,993**
 20,000 Wells Fargo & Co., Floating Rate Notes, 2.78%, due 4/13/06               P-1   A-1       20,003**
 50,000 White Pine Finance, Floating Rate Notes, 2.80%, due 8/25/05              P-1   A-1+      49,994
        Total Corporate Debt Securities                                                         832,657

Asset-Backed Securities (0.4%)
  5,000 CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06            P-1   A-1+       5,000
  5,000 USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06         P-1   A-1+       5,000
        Total Asset-Backed Securities                                                            10,000

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                     RATING(S)      VALUE++
(000's omitted)                                                     Moody's S&P (000's omitted)

Promissory Notes (2.9%)
$70,000 Goldman Sachs Group, 2.65% & 2.93%, due 9/26/05 & 1/4/06      P-1   A-1      $70,000

        Total Investments (99.9%)                                                  2,414,861
        Cash, receivables and other assets, less liabilities (0.1%)                    3,565
        Total Net Assets (100.0%)                                                 $2,418,426

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Prime Portfolio


PRINCIPAL AMOUNT                                                     RATING(S)       VALUE++
(000's omitted)                                                     Moody's S&P  (000's omitted)

Certificates of Deposit (1.6%)
$10,000 Depfa Bank NA, Yankee CD, 2.42%, due 5/10/05                  P-1   A-1+      $9,998
 10,000 Societe Generale, Euro CD, 3.20%, due 9/15/05                 P-1   A-1+      10,000
        Total Certificates of Deposit                                                 19,998

Commercial Paper (51.3%)
 20,951 Amstel Funding Corp., 2.67% & 2.68%, due 5/2/05 & 6/15/05     P-1   A-1+      20,867
 24,012 Atlantic Asset Securitization Corp., 2.81%, due 4/5/05        P-1   A-1       24,005
 17,109 AWB Harvest Finance, Inc., 2.78%, due 4/6/05                  P-1   A-1+      17,102
 30,000 Banque Generale du Luxembourg, 2.84%, due 5/26/05             P-1   A-1+      29,870
 29,168 Barton Capital Corp., 2.83%, due 4/1/05                       P-1   A-1+      29,168
 10,000 Beta Finance Inc., 2.90%, due 6/13/05                         P-1   A-1+       9,941
 30,000 Blue Ridge Asset Funding, 2.78%, due 4/19/05                  P-1   A-1       29,958
 20,000 Calyon North America, 2.67%, due 5/9/05                       P-1   A-1+      19,944
 35,000 Charta Corp., 2.99%, due 6/10/05 & 6/17/05                    P-1   A-1       34,791
 20,000 Crown Point Capital Co., 2.56%, due 4/11/05                   P-1   A-1       19,986
 25,000 Depfa Bank AG, 3.17%, due 8/29/05                             P-1   A-1+      24,670
 10,000 Dexia Delaware LLC, 2.67%, due 4/19/05                        P-1   A-1+       9,987
 35,000 Edison Asset Securities LLC, 2.83%, due 4/1/05                P-1   A-1+      35,000
 10,000 Eiffel Funding LLC, 2.61%, due 4/7/05                         P-1   A-1        9,996
 11,167 Fairway Finance, 2.80%, due 4/26/05                           P-1   A-1       11,145
 27,500 HBOS Treasury Services, 2.90% & 3.00%, due 6/29/05 & 7/1/05   P-1   A-1+      27,297
 13,000 ING America Insurance Holdings, Inc., 2.90%, due 5/27/05      P-1   A-1       12,941
 14,640 Ivory Funding Corp., 2.52%, due 4/15/05                       P-1   A-1       14,626
 26,460 Jupiter Securitization Corp., 2.81%, due 5/10/05              P-1   A-1       26,379
 10,000 K2 (USA) LLC, 2.81%, due 7/7/05                               P-1   A-1+       9,924
 15,000 Kitty Hawk Funding Corp., 2.70%, due 5/10/05                  P-1   A-1+      14,956
 20,000 Park Granada LLC, 2.75%, due 4/11/05                          P-1   A-1+      19,985
  8,000 Picaros Funding, 3.32%, due 11/22/05                          P-1   A-1        7,832
 35,000 Rabobank USA Financial Corp., 2.82%, due 4/1/05               P-1   A-1+      35,000
 25,000 Sheffield Receivables, 2.78%, due 4/4/05                      P-1   A-1+      24,994
 10,000 Sigma Finance, 2.56%, due 4/7/05                              P-1   A-1+       9,996
 12,933 Thunder Bay Funding Inc., 2.53%, due 4/5/05                   P-1   A-1       12,929
 35,000 UBS Finance (Delaware), Inc., 2.83%, due 4/1/05               P-1   A-1+      35,000
 12,435 Wal-Mart Funding, 2.65%, due 4/20/05                          P-1   A-1+      12,418
 40,000 Westpac Capital Corp., 2.55% & 2.98%, due 4/12/05 & 6/22/05   P-1   A-1+      39,909
  6,212 White Pine Finance, 3.03%, due 8/2/05                         P-1   A-1+       6,148
 18,848 Yorktown Capital LLC, 2.78%, due 4/12/05                      P-1   A-1+      18,832
        Total Commercial Paper                                                       655,596

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                 RATING(S)       VALUE++
(000's omitted)                                                                 Moody's S&P  (000's omitted)

Time Deposits (8.8%)
$35,000 Branch Banking & Trust, 2.81%, due 4/1/05                                 P-1   A-1+     $35,000
 30,000 Marshall & Ilsley Bank, Grand Cayman, 2.81%, due 4/1/05                   P-1   A-1       30,000
 27,000 SunTrust, Grand Cayman, 2.81%, due 4/1/05                                 P-1   A-1+      27,000
 20,000 Wells Fargo Bank, Grand Cayman, 2.81%, due 4/1/05                         P-1   A-1+      20,000
        Total Time Deposits                                                                      112,000

Corporate Debt Securities (36.5%)
 15,675 American Express Credit Corp., Floating Rate Medium-Term Notes, Ser. B,
        2.89% & 2.93%, due 4/18/05 & 12/19/05                                     P-1   A-1       15,678
  7,000 Associates Corp. NA, Senior Notes, 6.38%, due 11/15/05                    P-1   A-1+       7,137
 20,000 Bank One NA Illinois, Floating Rate Bank Notes, 3.17%, due 6/20/05        P-1   A-1       20,015
 40,000 Bear Stearns, Floater Master Notes, 2.65% & 2.82%, due 4/1/05 & 4/8/05    P-1   A-1       40,000
 10,000 Beta Finance Inc., Guaranteed Notes, 2.68%, due 4/15/05                   P-1   A-1+      10,004**
  2,500 Caterpillar Financial Services Corp., Notes, 4.69%, due 4/25/05           P-1   A-1        2,503
 20,000 Citigroup Global Markets, Floating Rate Medium-Term Notes, Ser. A,
        3.05%, due 6/13/05                                                        P-1   A-1+      20,011
  2,500 Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                         P-1   A-1+       2,560
 10,000 Credit Agricole Indosuez, Floating Rate Notes, 2.78%, due 4/25/05         P-1   A-1+       9,998
 10,000 Credit Suisse First Boston, Floating Rate Notes, 3.11%, due 6/29/05       P-1   A-1       10,003
 11,670 General Electric Capital Corp., Floating Rate Notes,
        2.95% & 6.80%, due 5/3/05 & 11/1/05                                       P-1   A-1+      11,744
 20,000 General Electric Co., Floating Rate Notes, 2.74%, due 4/25/05             P-1   A-1+      20,007
  7,850 HBOS Treasury Services PLC, Floating Rate Notes, 2.65%, due 4/12/05       P-1   A-1+       7,853**
 23,100 HSBC Finance Corp., Floating Rate Notes, 3.12%, due 6/16/05               P-1   A-1       23,105
 25,000 K2 (USA) LLC, Guaranteed Floating Rate Notes,
        2.80% & 3.05%, due 4/1/05 & 4/15/05                                       P-1   A-1+      25,004**
 37,500 Links Finance LLC, Floating Rate Notes,
        2.82% & 2.84%, due 4/5/05 & 4/28/05                                       P-1   A-1+      37,500**
  5,000 MBIA Global Funding LLC, Guaranteed Floating Rate Notes,
        3.04%, due 4/28/05                                                        P-1   A-1+       5,010**
 11,115 Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06        P-1   A-1       11,375
 35,000 Morgan Stanley, 2.93%, due 4/15/05                                        P-1   A-1       35,019
 35,000 Natexis Banque Populair, Floating Rate Notes, 2.33%, due 4/1/05           P-1   A-1       35,000
 25,000 National City Bank of Indiana, Floating Rate Notes, 2.88%, due 4/1/05     P-1   A-1       24,993
  7,000 Royal Bank of Scotland, Floating Rate Notes, 2.78%, due 4/19/05           P-1   A-1+       7,000
 15,000 Sigma Finance, Floating Rate Notes, 2.98%, due 8/16/05                    P-1   A-1+      14,999**
 25,000 U.S. Bank NA, Floating Rate Senior Notes, 3.20%, due 6/14/05              P-1   A-1       25,011
 15,000 Wells Fargo & Co., Floating Rate Notes, 2.78%, due 4/15/05                P-1   A-1+      15,002**
 30,000 White Pine Funding, Floating Rate Notes, 2.80%, due 4/25/05               P-1   A-1+      29,996
        Total Corporate Debt Securities                                                          466,527

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                        RATING(S)       VALUE++
(000's omitted)                                                        Moody's S&P  (000's omitted)

Asset-Backed Securities (1.9%)
$10,000 CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 7/24/05   P-1   A-1+      $10,000
 14,401 USAA Auto Owner Trust, Ser. 2004-3, Class A1,
        2.34% & 3.03%, due 4/5/05 & 7/10/05                              P-1   A-1+       14,396
        Total Asset-Backed Securities                                                     24,396

Promissory Notes (0.8%)
 10,000 Goldman Sachs Group, 2.46%, due 4/1/05                           P-1   A-1        10,000

        Total Investments (100.9%)                                                     1,288,517
        Liabilities, less cash, receivables and other assets [(0.9%)]                    (10,985)
        Total Net Assets (100.0%)                                                     $1,277,532

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust

++ Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At March 31, 2005, these securities amounted to $308,034,000 or 12.7% of net assets for Institutional Liquidity Portfolio and $115,372,000 or 9.0% of net assets for Prime Portfolio.

(S) Credit ratings are unaudited.

--------------------------------------------------------------------------------

Statements of Assets and Liabilities

Institutional Liquidity Trust

(000's omitted)

                                                                                  Institutional      Prime
                                                                            Liquidity Portfolio  Portfolio
Assets
Investments in securities, at value* (Note A)--see Schedule of Investments:
Unaffiliated issuers                                                                 $2,414,861 $1,288,517
Cash                                                                                        611        136
Interest receivable                                                                       3,089      1,479
Prepaid expenses                                                                             38         12
                                                                            ------------------------------
Total Assets                                                                          2,418,599  1,290,144
                                                                            ------------------------------

Liabilities
Payable for securities purchased                                                             --     12,496
Payable to investment manager-net (Note B)                                                  158         87
Accrued expenses and other payables                                                          15         29
                                                                            ------------------------------
Total Liabilities                                                                           173     12,612
                                                                            ------------------------------
Net Assets Applicable to Investors' Beneficial Interests                             $2,418,426 $1,277,532
                                                                            ------------------------------

Net Assets consist of:
Paid-in capital                                                                      $2,418,426 $1,277,532

*Cost of investments:
Unaffiliated issuers                                                                 $2,414,861 $1,288,517

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Operations

Institutional Liquidity Trust

(000's omitted)

                                                                            INSTITUTIONAL              PRIME
                                                                      LIQUIDITY PORTFOLIO          PORTFOLIO
                                                                      -------------------  -----------------
                                                                              Period from        Period from
                                                                        December 30, 2004  December 27, 2004
                                                                         (Commencement of      (Commencement
                                                                           Operations) to  of Operations) to
                                                                           March 31, 2005     March 31, 2005
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                    $14,939             $7,747
                                                                      ---------------------------------------

Expenses:
Investment management fee (Note B)                                                    601                304
Audit fees                                                                             30                  8
Custodian fees (Note B)                                                                98                 67
Insurance expense                                                                      25                  9
Legal fees                                                                             10                 15
Shareholder reports                                                                    --                  8
Trustees' fees and expenses                                                             7                  7
Miscellaneous                                                                           1                  3
                                                                      ---------------------------------------
Total expenses                                                                        772                421

Investment management fee waived (Note B)                                            (120)               (61)
Expenses reduced by custodian fee expense offset arrangement (Note B)                  (4)               (11)
                                                                      ---------------------------------------
Total net expenses                                                                    648                349
                                                                      ---------------------------------------
Net investment income                                                             $14,291             $7,398
                                                                      ---------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                                (20)                 3
                                                                      ---------------------------------------
Net increase (decrease) in net assets resulting from operations                   $14,271             $7,401
                                                                      ---------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

                                                                                   INSTITUTIONAL              PRIME
                                                                             LIQUIDITY PORTFOLIO          PORTFOLIO
                                                                             -------------------  -----------------
                                                                                     Period from        Period from
                                                                               December 30, 2004  December 27, 2004
                                                                                (Commencement of   (Commencement of
                                                                                  Operations) to     Operations) to
                                                                                  March 31, 2005     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                             $14,291             $7,398
Net realized gain (loss) on investments                                                      (20)                 3
Net increase (decrease) in net assets resulting from operations                           14,271              7,401

Transactions in Investors' Beneficial Interests:
Contributions from initial capitalization                                                     --                200
Contributions                                                                          3,725,172          2,953,621
Withdrawals                                                                           (1,321,017)        (1,683,690)
Net increase (decrease) from transactions in investors' beneficial interests           2,404,155          1,270,131
Net Increase (Decrease) in Net Assets                                                  2,418,426          1,277,532

Net Assets:
Beginning of period                                                                           --                 --
End of period                                                                         $2,418,426         $1,277,532

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust

Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

    Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

    The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: The Portfolios intend to comply with the requirements of the Internal Revenue Code. The Portfolios also intend to conduct their operations so that each of its investors will be able to qualify as a regulated investment company. The Portfolios will be treated as partnerships for U.S. Federal income tax purposes and are therefore not subject to U.S. Federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

--------------------------------------------------------------------------------


7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio through March 31, 2006. For the period ended March 31, 2005, such waived fees amounted to $120,275 for Institutional Liquidity and $60,787 for Prime.

    LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services.

    Management and LBAM, a sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2005, the impact of this arrangement was a reduction of expenses of $4,453 for Institutional Liquidity and $10,741 for Prime.

Note C--Securities Transactions:

    All securities transactions for Institutional Liquidity and Prime were short-term.

--------------------------------------------------------------------------------

Financial Highlights


Institutional Liquidity Portfolio

                                                      Period from
                                                   December 30, 2004^
                                                      to March 31,
                                                          2005
           Ratios to Average Net Assets:
           Gross Expenses#                                   .11%*
           Net Expenses++                                    .11%*
           Net Investment Income (Loss)                     2.38%*
           Total Return+                                   +0.63%**
           Net Assets, End of Period (in millions)      $2,418.4

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Portfolio

                                           Period from
                                        December 27, 2004^
                                           to March 31,
                                               2005
Ratios to Average Net Assets:
Gross Expenses#                                   .12%*
Net Expenses++                                    .11%*
Net Investment Income (Loss)                     2.43%*
Total Return+                                   +0.66%**
Net Assets, End of Period (in millions)      $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust

# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                                     Period Ended
                                               March 31, 2005/(1)/
             Institutional Liquidity Portfolio        .13%

                                            Period Ended
                                      March 31, 2005/(2)/
                      Prime Portfolio        .13%

(1) Period from December 30, 2004 (commencement of operations) to March 31,
    2005.

(2) Period from December 27, 2004 (commencement of operations) to March 31,
    2005.

+ Total return for the Portfolio has been calculated based on the total return for the respective Lehman Brothers Institutional Liquidity Series' feeder. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the notes to the financial statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Ernst & Young,
Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Institutional Liquidity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Liquidity Portfolio (one of the series constituting Institutional Liquidity Trust) (the "Portfolio"), as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Liquidity Portfolio of the Institutional Liquidity Trust at March 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period from December 30, 2004 to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
May 6, 2005

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Portfolio
New York, New York

We have audited the accompanying statement of assets and liabilities of Prime Portfolio, a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 27, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 2, 2005

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services 888.556.9030

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker
1818 Market Street
Suite 2400
Philadelphia, PA 19103

--------------------------------------------------------------------------------

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of     Other Directorships Held
                            Length of                                      Portfolios in Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex  Trustee
                                                                           Overseen by
                                                                           Trustee/(4)/

Independent Trustees

John Cannon (75)            Trustee since    Consultant. Formerly,         43            Independent Trustee or
                            2004             Chairman and Chief                          Director of three series of
                                             Investment Officer, CDC                     Oppenheimer Funds: Limited
                                             Investment Advisers                         Term New York Municipal
                                             (registered investment                      Fund, Rochester Fund
                                             adviser) 1993 to January                    Municipals, and
                                             1999; formerly, President and               Oppenheimer Convertible
                                             Chief Executive Officer, AMA                Securities Fund, since 1992.
                                             Investment Advisors, an
                                             affiliate of the American
                                             Medical Association.

Faith Colish (69)           Trustee since    Counsel, Carter Ledyard &     43            Director, American Bar
                            2004             Milburn LLP (law firm) since                Retirement Association
                                             October 2002; formerly,                     (ABRA) since 1997 (not-for-
                                             Attorney-at-Law and                         profit membership
                                             President, Faith Colish, A                  association).
                                             Professional Corporation,
                                             1980 to 2002.

C. Anne Harvey (67)         Trustee since    Consultant, C. A. Harvey      43            President, Board of
                            2004             Associates since June 2001;                 Associates to The National
                                             formerly, Director, AARP,                   Rehabilitation Hospital's
                                             1978 to December 2001.                      Board of Directors since
                                                                                         2002; formerly, Member,
                                                                                         Individual Investors Advisory
                                                                                         Committee to the New York
                                                                                         Stock Exchange Board of
                                                                                         Directors, 1998 to June
                                                                                         2002; formerly, Member,
                                                                                         American Savings Education
                                                                                         Council's Policy Board
                                                                                         (ASEC), 1998 to 2000;
                                                                                         formerly, Member, Executive
                                                                                         Committee, Crime Prevention
                                                                                         Coalition of America, 1997
                                                                                         to 2000.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of     Other Directorships Held
                            Length of                                       Portfolios in Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex  Trustee
                                                                            Overseen by
                                                                            Trustee/(4)/

Barry Hirsch (72)           Trustee since    Attorney-at-Law. Formerly,     43            None.
                            2004             Senior Counsel, Loews
                                             Corporation (diversified
                                             financial corporation) May
                                             2002 until April 2003;
                                             formerly, Senior Vice
                                             President, Secretary and
                                             General Counsel, Loews
                                             Corporation.

Robert A. Kavesh (77)       Trustee since    Marcus Nadler Professor        43            Director, The Caring
                            2004             Emeritus of Finance and                      Community (not-for-profit);
                                             Economics, New York                          formerly, Director, DEL
                                             University Stern School of                   Laboratories, Inc. (cosmetics
                                             Business; formerly, Executive                and pharmaceuticals), 1978
                                             Secretary-Treasurer,                         to 2004; formerly, Director,
                                             American Finance                             Apple Bank for Savings, 1979
                                             Association, 1961 to 1979.                   to 1990; formerly, Director,
                                                                                          Western Pacific Industries,
                                                                                          Inc., 1972 to 1986 (public
                                                                                          company).

Howard A. Mileaf (68)       Trustee since    Retired. Formerly, Vice        43            Director, WHX Corporation
                            2004             President and Special                        (holding company) since
                                             Counsel, WHX Corporation                     August 2002; Director,
                                             (holding company) 1993 to                    Webfinancial Corporation
                                             2001.                                        (holding company) since
                                                                                          December 2002; Director,
                                                                                          State Theatre of New Jersey
                                                                                          (not-for-profit theater) since
                                                                                          2000; formerly, Director,
                                                                                          Kevlin Corporation
                                                                                          (manufacturer of microwave
                                                                                          and other products).

William E. Rulon (72)       Trustee since    Retired. Formerly, Senior Vice 43            Director, Pro-Kids Golf and
                            2004             President, Foodmaker. Inc.                   Learning Academy (teach
                                             (operator and franchiser of                  golf and computer usage to
                                             restaurants) until January                   "at risk" children) since
                                             1997.                                        1998; formerly, Director,
                                                                                          Prandium, Inc. (restaurants)
                                                                                          from March 2001 until July
                                                                                          2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of     Other Directorships Held
                            Length of                                       Portfolios in Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex  Trustee
                                                                            Overseen by
                                                                            Trustee/(4)/

 Cornelius T. Ryan (73)       Trustee since  Founding General Partner,                 43 Director, Capital Cash
                              2004           Oxford Partners and Oxford                   Management Trust (money
                                             Bioscience Partners (venture                 market fund), Naragansett
                                             capital partnerships) and                    Insured Tax-Free Income
                                             President, Oxford Venture                    Fund, Rocky Mountain Equity
                                             Corporation.                                 Fund, Prime Cash Fund,
                                                                                          several private companies
                                                                                          and QuadraMed Corporation
                                                                                          (NASDAQ).

 Tom D. Seip (55)             Trustee since  General Partner, Seip                     43 Director, H&R Block, Inc.
                              2004           Investments LP (a private                    (financial services company)
                                             investment partnership);                     since May 2001; Director,
                                             formerly, President and CEO,                 Forward Management, Inc.
                                             Westaff, Inc. (temporary                     (asset management) since
                                             staffing), May 2001 to                       2001; formerly, Director,
                                             January 2002; Senior                         General Magic (voice
                                             Executive at the Charles                     recognition software) 2001
                                             Schwab Corporation from                      until 2002; formerly,
                                             1983 to 1999, including                      Director, E-Finance
                                             Chief Executive Officer,                     Corporation (credit
                                             Charles Schwab Investment                    decisioning services) 1999 to
                                             Management, Inc. and                         2003; formerly, Director,
                                             Trustee, Schwab Family of                    Save-Daily.com (micro
                                             Funds and Schwab                             investing services) 1999 to
                                             Investments from 1997 to                     2003; Director, Offroad
                                             1998; and Executive Vice                     Capital Inc. (pre-public
                                             President-Retail Brokerage,                  internet commerce
                                             Charles Schwab Investment                    company).
                                             Management from 1994 to
                                             1997.

 Candace L. Straight (57)     Trustee since  Private investor and                      43 Director, The Proformance
                              2004           consultant specializing in the               Insurance Company (personal
                                             insurance industry; formerly,                lines property and casualty
                                             Advisory Director, Securitas                 insurance company) since
                                             Capital LLC (a global private                March 2004; Director,
                                             equity investment firm                       Providence Washington
                                             dedicated to making                          (property and casualty
                                             investments in the insurance                 insurance company) since
                                             sector) 1998 to December                     December 1998; Director,
                                             2002.                                        Summit Global Partners
                                                                                          (insurance brokerage firm)
                                                                                          since October 2000.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of     Other Directorships Held
                            Length of                                        Portfolios in Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex  Trustee
                                                                             Overseen by
                                                                             Trustee/(4)/

 Peter P. Trapp (60)          Trustee since  Regional Manager for Atlanta               43 None.
                              2004           Region, Ford Motor Credit
                                             Company since August 1997;
                                             formerly, President, Ford Life
                                             Insurance Company, April
                                             1995 to August 1997.

Trustees who are "Interested Persons"

 Edward I. O'Brien* (76)      Trustee since  Formerly, Member,                          43 Director, Legg Mason, Inc.
                              2004           Investment Policy Committee,                  (financial services holding
                                             Edward Jones 1993 to 2001;                    company) since 1993;
                                             President, Securities Industry                formerly, Director, Boston
                                             Association ("SIA") (securities               Financial Group (real estate
                                             industry's representative in                  and tax shelters) 1993 to
                                             government relations and                      1999.
                                             regulatory matters at the
                                             federal and state levels) 1974
                                             to 1992; Adviser to SIA,
                                             November 1992 to
                                             November 1993.

 Jack L. Rivkin* (64)         President      Executive Vice President and               43 Director, Dale Carnegie and
                              and Trustee    Chief Investment Officer,                     Associates, Inc. (private
                              since          Neuberger Berman Inc.                         company) since 1998;
                              2004           (holding company) since                       Director, Emagin Corp.
                                             2002 and 2003, respectively;                  (public company) since 1997;
                                             Executive Vice President and                  Director, Solbright, Inc.
                                             Chief Investment Officer,                     (private company) since
                                             Neuberger Berman since                        1998; Director, Infogate, Inc.
                                             December 2002 and 2003,                       (private company) since
                                             respectively; Director and                    1997; Director, Broadway
                                             Chairman, NB Management                       Television Network (private
                                             since December 2002;                          company) since 2000.
                                             formerly, Executive Vice
                                             President, Citigroup
                                             Investments, Inc. from
                                             September 1995 to February
                                             2002; formerly, Executive
                                             Vice President, Citigroup Inc.
                                             from September 1995 to
                                             February 2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/ Number of     Other Directorships Held
                            Length of                                     Portfolios in Outside Fund Complex by
                            Time Served/(2)/                              Fund Complex  Trustee
                                                                          Overseen by
                                                                          Trustee/(4)/

  Peter E. Sundman* (46)        Chairman of  Executive Vice President,               43 Director and Vice President,
                                the Board,   Neuberger Berman Inc.                      Neuberger & Berman
                                Chief        (holding company) since                    Agency, Inc. since 2000;
                                Executive    1999; Head of Neuberger                    formerly, Director, Neuberger
                                Officer and  Berman Inc.'s Mutual Funds                 Berman Inc. (holding
                                Trustee      and Institutional Business                 company) from October
                                since        since 1999; President and                  1999 through March 2003;
                                2004         Director, NB Management                    Trustee, Frost Valley YMCA.
                                             since 1999; Executive Vice
                                             President, Neuberger Berman
                                             since 1999; formerly,
                                             Principal, Neuberger Berman
                                             from 1997 until 1999;
                                             formerly, Senior Vice
                                             President, NB Management
                                             from 1996 until 1999.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
    (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

--------------------------------------------------------------------------------

Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

 Claudia A. Brandon (48)    Secretary since Vice President-Mutual Fund Board Relations, NB Management since 2000
                            2004            and Assistant Secretary since 2004; Vice President, Neuberger Berman since
                                            2002 and employee since 1999; formerly, Vice President, NB Management from 1986 to 1999; Secretary, fifteen registered investment companies for which NB Management acts as investment manager and administrator (four since 2002, three since 2003, four since 2004, and one since 2005).

 Philip R. Carroll (70)     Chief           Vice President, Neuberger Berman since 2002; Associate General Counsel,
                            Compliance      Neuberger Berman since 2001; Director-Mutual Fund Compliance, NB
                            Officer since   Management since 1995; Chief Legal Officer, fifteen registered investment
                            2004            companies for which NB Management acts as investment manager and administrator (ten since 2003, four since 2004, and one since 2005); Chief
                                            Compliance Officer, fifteen registered investment companies for which NB
                                            Management acts as investment manager and administrator (fourteen since
                                            2004, and one since 2005) and Lehman Brothers/First Trust Income
                                            Opportunity Fund.

 Robert Conti (48)          Vice President  Senior Vice President, Neuberger Berman since 2003, formerly, Vice
                            since 2004      President, Neuberger Berman from 1999 until 2003; Senior Vice President,
                                            NB Management since 2000; formerly, Controller, NB Management until
                                            1996; formerly, Treasurer, NB Management from 1996 until 1999; Vice
                                            President, fifteen registered investment companies for which NB
                                            Management acts as investment manager and administrator (three since
                                            2000, four since 2002, three since 2003, four since 2004, and one since 2005).

 Brian J. Gaffney (51)      Vice President  Managing Director, Neuberger Berman since 1999; Senior Vice President,
                            since 2004      NB Management since 2000; formerly, Vice President, NB Management from 1997 until 1999; Vice President, fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005).

 Sheila R. James (39)       Assistant       Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            Secretary since Management from 1991 to 1999; Assistant Secretary, fifteen registered
                            2004            investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since
                                            2004 and one since 2005).

 Kevin Lyons (49)           Assistant       Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            Secretary since Management from 1993 to 1999; Assistant Secretary, fifteen registered
                            2004            investment companies for which NB Management acts as investment manager and administrator (ten since 2003, four since 2004, and one since
                                            2005).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

  John M. McGovern (35)     Assistant       Vice President, Neuberger Berman since January 2004; Employee, NB
                            Treasurer since Management since 1993; Assistant Treasurer, fifteen registered investment
                            2004            companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004 and one since 2005).

  Barbara Muinos (46)       Treasurer and   Vice President, Neuberger Berman since 1999; formerly, Assistant Vice
                            Principal       President, NB Management from 1993 to 1999; Treasurer and Principal
                            Financial and   Financial and Accounting Officer, fifteen registered investment companies
                            Accounting      for which NB Management acts as investment manager and administrator
                            Officer since   (seven since 2002, three since 2003, four since 2004 and one since 2005);
                            2004            formerly, Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and administrator from
                                            1996 until 2002.

  Frederic B. Soule (59)    Vice President  Senior Vice President, Neuberger Berman since 2003; formerly, Vice
                            since 2004      President, Neuberger Berman from 1999 until 2003; formerly, Vice
                                            President, NB Management from 1995 until 1999; Vice President, fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005).

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Board Approval of the Management and Sub-Advisory Agreements

In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and LBAM and met with senior representatives of Management and LBAM regarding their personnel and operations. The Independent Fund Trustees were advised by experienced 1940 Act counsel that is independent of Management and LBAM.

The Board considered the following factors, among others, in connection with its approval of the Management Agreement: (1) the favorable history, reputation, qualifications, and background of Management, as well as the qualifications of its personnel and its financial condition; (2) the relatively low level of the management fees; (3) that each fee appeared to the Board to be reasonable given the quality of services expected to be provided; (4) the commitment of Management to undertake contractual and voluntary expense limitations for each Fund; and (5) the performance of similar funds for which Management acts as adviser.

The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of each Fund and its shareholders. The Board considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. With respect to the nature and quality of the services provided, the Board considered the performance of funds managed in a similar investment style by Management in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, which currently invests in the same corresponding Portfolio as the Institutional Liquidity Fund, since Management would be responsible for overseeing LBAM who would be responsible for the day-to-day management of each Fund. The Board also considered Management's positive compliance history, as the firm has been free of significant compliance problems. The Board concluded that Management could be expected to provide a high level of service to each Fund.

With respect to the overall fairness of the agreement, the Board considered the fee structure of the agreement and any fall-out benefits likely to accrue to Management or its affiliates. The Board also considered the limit on Fund expenses undertaken by Management with the contractual and voluntary expense limitations for each Fund. The Board did not consider the profit realized by Management since the Funds are new. In light of the relatively low level of the management fee and the further voluntary expense cap, the Board did not consider in detail at this time the likelihood of realizing further economies of scale.

--------------------------------------------------------------------------------


The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance of accounts advised by LBAM with the performance of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk likely to be undertaken by the portfolio managers. The Board concluded that LBAM could be expected to provide a high level of service to each Fund.

With respect to the overall fairness of the Sub-Advisory Agreement, the Board considered the fee structure of the agreement and considered whether there are likely to be any fall-out benefits resulting from LBAM's association with the Fund.

In approving the Management and Sub-Advisory Agreements, the Board concluded that the terms of each agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management Inc.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888.556.9030
Web site: www.nb.com
Email: fundinquiries@nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

F0208 05/05

ITEM 2. CODE OF ETHICS

The Board of Directors ("Board") of Lehman Brothers Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to the Lehman Brothers Institutional Liquidity Fund. Tait, Weller & Baker ("Tait Weller") serves as independent registered public accounting firm to the Lehman Brothers Prime Money Fund. Since the Registrant has not completed one full year of operations, these fees are only shown from the commencement of operations for 2005.

(a) AUDIT FEES
    ----------

The aggregate fees billed for the last fiscal year for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 for 2005.

The aggregate fees billed for the last fiscal year for professional services rendered by Tait Weller for the audit of the annual financial statements or services that are normally provided by Tait Weller in connection with statutory and regulatory filings or engagements were $3,000 for 2005.

(b) AUDIT-RELATED FEES
    ------------------

The aggregate fees billed to the Registrant in the last fiscal year for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for assurance and related services by Tait Weller that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for assurance and related services by Tait Weller that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

(c) TAX FEES
    --------

The aggregate fees billed to the Registrant in the last fiscal year for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 for 2005. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by E&Y for 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning were $1,250 for 2005. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by Tait Weller for 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

(d) ALL OTHER FEES
    --------------

The aggregate fees billed to the Registrant in the last fiscal year for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.


(e) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) HOURS ATTRIBUTED TO OTHER PERSONS
    ---------------------------------

Not applicable.

(g) NON-AUDIT FEES
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant for the last fiscal year of the Registrant were $3,000 for 2005.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant were $80,000 for 2005.

Non-audit fees billed by Tait Weller for services rendered to the Registrant for the last fiscal year of the Registrant were $1,250 for 2005.

Non-audit fees billed by Tait Weller for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant were $6,250 for 2005.

(h) The Audit Committee of the Board of Trustees considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is filed as Exhibit 12(a)(1).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Series


By:   /s/Peter E. Sundman
      --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date:  June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/Peter E. Sundman
      --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date:  June 2, 2005



By:   /s/John McGovern
      -------------------------
      John McGovern
      Acting Treasurer and Principal Financial
      and Accounting Officer

Date:  June 2, 2005